Apr. 30, 2025
Kennedy Capital Small Cap Value Fund
SUMMARY SECTION — Kennedy Capital Small Cap Value Fund
Investment Objective
The investment objective of the Kennedy Capital Small Cap Value Fund (the “Fund”) is capital appreciation.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Kennedy Capital Small Cap Value Fund - USD ($)	Investor Class Shares	Institutional Class Shares
Wire fee	$ 20	$ 20
Overnight check delivery fee	25	25
Retirement account fees (annual maintenance fee)	$ 15	$ 15

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Kennedy Capital Small Cap Value Fund		Investor Class Shares	Institutional Class Shares
Management fees		0.82%	0.82%
Distribution (Rule 12b-1) fees		0.25%	none
Other expenses		1.02%	1.02%
Total annual fund operating expenses		2.09%	1.84%
Fees waived and/or expenses reimbursed	[1]	(0.95%)	(0.95%)
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	[1]	1.14%	0.89%
[1]	The Fund’s advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses (excluding any taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses (as determined in accordance with SEC Form N-1A), expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) do not exceed 1.14% and 0.89% of the average daily net assets of the Investor Class shares and Institutional Class shares of the Fund, respectively. This agreement is in effect through April 30, 2026, and it may be terminated before that date only by the Trust’s Board of Trustees. The Fund’s advisor is permitted to seek reimbursement from the Fund, subject to certain limitations, of fees waived or payments made to the Fund for a period ending three years after the date of the waiver or payment. This reimbursement may be requested from the Fund if the reimbursement will not cause the Fund’s annual expense ratio to exceed the lesser of (a) the expense limitation in effect at the time such fees were waived or payments made, or (b) the expense limitation in effect at the time of the reimbursement.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The example reflects the Fund’s contractual fee waiver and/or expense reimbursement only for the term of the contractual fee waiver and/or expense reimbursement.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Kennedy Capital Small Cap Value Fund - USD ($)	One Year	Three Years	Five Years	Ten Years
Investor Class Shares	116	563	1,036	2,345
Institutional Class Shares	91	486	907	2,081

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 49% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of small-capitalization companies. The equity securities in which the Fund invests are primarily domestic common stock, but may also include securities of real estate investment trusts (“REITs”), warrants, rights, American Depositary Receipts (“ADRs”), and shares of investment companies, including exchange-traded funds (“ETFs”) designed to track small cap indices. The Fund’s advisor, Kennedy Capital Management LLC (the “Advisor”), defines small-capitalization companies as those with market capitalizations within the range of companies included in the Russell 2000® Value Index (the “Index”) at the time of purchase. The capitalization range of companies in the Index may change with market conditions or due to changes in the composition of the Index. As of March 31, 2025, the market capitalization range of the companies comprising Index was between $1.0 million and $14.9 billion. Investments in companies that move above or below the capitalization range of the companies comprising the Index may continue to be held by the Fund in the Advisor’s sole discretion. The market capitalization of a security is measured at the time of purchase.

In seeking to achieve the Fund’s investment objective, the Advisor’s investment approach utilizes fundamental, bottom-up research to identify companies that are able to reinvest in their businesses at attractive rates of return, and invest in those companies when prices do not, in the view of the Advisor, adequately reflect the companies’ potential value creation from those investments. The Advisor believes that the operating cash-flow returns of a business is the best measure of a company’s performance and that the ability to reinvest cash flows into high return projects creates a powerful compounding effect, which in turn creates value for shareholders over time. The Advisor works in tandem with a research team of sector-specific analysts to perform fundamental analysis on new potential ideas for the strategy, as well as existing holdings, in order to invest across the full spectrum of value opportunities. Each company under consideration for investment is initially classified by the Advisor’s research team as one of these investment types: (i) Steady Compounder, (ii) Material Positive Change, (iii) Out of Favor, and (iv) Deep Value. Companies classified as Steady Compounder are established companies that are able to sustain evaluated levels of asset growth, have consistently high or expanding returns on invested capital and have high barriers to entry. Companies classified as Material Positive Change demonstrate structural change (e.g., management divesting an underperforming business segment) that improves asset growth and/or returns on invested capital (“ROIC”) or cash flow return on investment (“CFROI”) have a growth profile post-change and can be found anywhere along the growth life cycle. Companies classified as Out of Favor are those companies whose intrinsic business returns are undervalued and experience near term negative sentiment. Companies classified as Deep Value are those companies with a significant gap between intrinsic and market valuations and whose current levels of growth and ROIC/CFROI may be weak in comparison to their peers. This labor intensive, bottom-up approach, combined with discounted cash-flow valuation analysis, forms the basis of the Advisor’s investment process.

The Advisor may sell all or a portion of a position of the Fund’s portfolio holding when in its opinion one or more of the following occurs, among other reasons: (i) there is a change in the Advisor’s analysis on a particular issuer; (ii) a company’s stock price is at the high end of the company’s historical range; (iii) the issuer’s fundamentals deteriorate; (iv) the Advisor identifies more attractive investment opportunities for the Fund; (v) the issuer’s market capitalization consistently exceeds the capitalization range of the Index; or (vi) the Fund requires cash to meet redemption requests.

Principal Risks of Investing
Performance

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year for Institutional Class shares and by showing how the average annual total returns of each class of the Fund compare with the average annual total returns of the Russell 3000 Index, the Fund’s primary broad-based securities market index, and the Russell 2000 Value Index, which the Advisor believes is a better performance benchmark for comparison to the Fund’s performance in light of the Fund’s investment strategies. Performance for classes other than those shown may vary from the performance shown to the extent the expenses for those classes differ. Updated performance information is available at the Fund’s website, www.kennedycapital.com, or by calling the Fund at 1-877-882-8825. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

Calendar-Year Total Return (before taxes) Institutional Class Shares For each calendar year at NAV

The year-to-date return as of March 31, 2025, was (4.2)%.

Institutional Shares
Highest Calendar Quarter Return at NAV	13.44%	Quarter Ended 12/31/2023
Lowest Calendar Quarter Return at NAV	(2.86)%	Quarter Ended 6/30/2024

Average Annual Total Returns (for periods ended December 31, 2024)
Average Annual Returns - Kennedy Capital Small Cap Value Fund	Label	1 Year		Since Inception		Inception Date
Institutional Class Shares	Return Before Taxes	13.54%		10.88%		Apr. 27, 2022
Institutional Class Shares | Return After Taxes on Distributions	Return After Taxes on Distributions	12.02%	[1]	9.91%	[1]	Apr. 27, 2022	[1]
Institutional Class Shares | Return After Taxes on Distributions and Sale of Fund Shares	Return After Taxes on Distributions and Sale of Fund Shares	8.95%	[1]	8.27%	[1]	Apr. 27, 2022	[1]
Russell 2000 Value Index (reflects no deductions for fees, expenses or taxes)	Russell 2000 Value Index (reflects no deductions for fees, expenses or taxes)	8.05%		5.89%		Apr. 27, 2022
Russell 3000 Index (reflects no deductions for fees, expenses or taxes)	Russell 3000 Index (reflects no deductions for fees, expenses or taxes)	23.81%		14.68%		Apr. 27, 2022
[1]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.